Basic and diluted net earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted earnings (loss) per share have been calculated on the basis of net earnings attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral RSUs outstanding. Diluted net earnings per share are computed using the weighted average number of common shares, additional shares issued subsequent to year-end under the dividend reinvestment plan, PSUs, RSUs and DSUs outstanding during the year and, if dilutive, potential incremental common shares related to the convertible debentures or resulting from the application of the treasury stock method to outstanding share options and Green Equity Units (note 9(c)).
19.Basic and diluted net earnings (loss) per share (continued)
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share is as follows:

	2024	2023
Net earnings (loss) from continuing operations attributable to shareholders of AQN	$65,303	$(14,443)
Series A Share dividend	5,789	4,586
Series D Share dividend	4,699	3,770
Net earnings (loss) from continuing operations attributable to common shareholders of AQN	54,814	(22,799)
Income (loss) from discontinued operations	(1,445,820)	43,117
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$(1,391,006)	$20,318
Weighted average number of shares
Basic	731,721,239	688,738,717
Effect of dilutive securities	2,328,020	2,024,509
Diluted	734,049,259	690,763,226
The calculation of diluted shares for the year ended December 31, 2024 excludes 5,104,463 of potential incremental shares that may become issuable pursuant to outstanding securities of the Company as they are anti-dilutive. For the year ended December 31, 2023, the calculation of diluted shares excluded the potential impact of the Green Equity Units and 5,699,593 potential incremental shares that may become issuable pursuant to outstanding securities of the Company as they were anti-dilutive.